PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Russell™ Large Cap
Value Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.5%
Communication Services : 6.0%
75,418
Activision Blizzard, Inc.
$ 7,061,387
0.6
743,239
AT&T, Inc.
11,163,450
0.9
424,779  Comcast Corp. - Class
A
18,834,701
1.5
55,281
(1)
T-Mobile US, Inc.
7,742,104
0.6
436,885  Verizon
Communications, Inc.
14,159,443
1.2
189,845
(1)
Walt Disney Co.
15,386,937
1.2
74,348,022
6.0
Consumer Discretionary : 2.6%
310
(1)
AutoZone, Inc.
787,397
0.1
407,267
Ford Motor Co.
5,058,256
0.4
142,462
General Motors Co.
4,696,972
0.4
2,329
Las Vegas Sands Corp.
106,762
0.0
16,254
Lowe's Cos., Inc.
3,378,231
0.3
44,443
McDonald's Corp.
11,708,064
0.9
57,650
NIKE, Inc. - Class B
5,512,493
0.4
945
(1)
O'Reilly Automotive, Inc.
858,873
0.1
32,107,048
2.6
Consumer Staples : 10.7%
185,421
Altria Group, Inc.
7,796,953
0.6
55,405  Archer-Daniels-Midland
Co.
4,178,645
0.3
203,782
Coca-Cola Co.
11,407,716
0.9
85,188
Colgate-Palmolive Co.
6,057,719
0.5
15,042  Constellation Brands,
Inc. - Class A
3,780,506
0.3
16,344  Estee Lauder Cos., Inc.
- Class A
2,362,525
0.2
60,964
General Mills, Inc.
3,901,086
0.3
3,934
Hershey Co.
787,115
0.1
119,007
Kenvue, Inc.
2,389,661
0.2
98,908
Keurig Dr Pepper, Inc.
3,122,526
0.3
2,058
Kimberly-Clark Corp.
248,709
0.0
83,357
Kraft Heinz Co.
2,804,129
0.2
141,171  Mondelez International,
Inc. - Class A
9,797,267
0.8
44,193
PepsiCo, Inc.
7,488,062
0.6
161,108  Philip Morris
International, Inc.
14,915,379
1.2
198,459
Procter & Gamble Co.
28,947,230
2.3
148,182
Walmart, Inc.
23,698,747
1.9
133,683,975
10.7
Energy : 11.0%
183,687
Chevron Corp.
30,973,302
2.5
125,875
ConocoPhillips
15,079,825
1.2
61,005
EOG Resources, Inc.
7,732,994
0.6
415,858
Exxon Mobil Corp.
48,896,584
3.9
203,520
Kinder Morgan, Inc.
3,374,362
0.3
44,012  Marathon Petroleum
Corp.
6,660,776
0.5
72,395  Occidental Petroleum
Corp.
4,696,987
0.4
24,156  Pioneer Natural
Resources Co.
5,545,010
0.5
147,892
Schlumberger NV
8,622,103
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
36,541
Valero Energy Corp.
$ 5,178,225
0.4
136,760,168
11.0
Financials : 22.5%
41,273
American Express Co.
6,157,519
0.5
75,104  American International
Group, Inc.
4,551,302
0.4
20,986
Aon PLC - Class A
6,804,081
0.5
723,121
Bank of America Corp.
19,799,053
1.6
190,105
(1)
Berkshire Hathaway,
Inc. - Class B
66,593,781
5.4
15,431
BlackRock, Inc.
9,975,987
0.8
39,338  Capital One Financial
Corp.
3,817,753
0.3
153,860
Charles Schwab Corp.
8,446,914
0.7
42,788
Chubb Ltd.
8,907,606
0.7
201,906
Citigroup, Inc.
8,304,394
0.7
37,270
CME Group, Inc.
7,462,199
0.6
45,764
(1)
Fiserv, Inc.
5,169,501
0.4
33,517  Goldman Sachs Group,
Inc.
10,845,096
0.9
58,758  Intercontinental
Exchange, Inc.
6,464,555
0.5
299,676
JPMorgan Chase & Co.
43,459,014
3.5
10,225  Marsh & McLennan
Cos., Inc.
1,945,818
0.2
67,122
MetLife, Inc.
4,222,645
0.3
1,446
Moody's Corp.
457,182
0.0
124,811
Morgan Stanley
10,193,314
0.8
41,336  PNC Financial Services
Group, Inc.
5,074,821
0.4
15,228
Progressive Corp.
2,121,260
0.2
30,539
S&P Global, Inc.
11,159,256
0.9
23,924
Travelers Cos., Inc.
3,907,028
0.3
137,655
Truist Financial Corp.
3,938,310
0.3
159,064
US Bancorp
5,258,656
0.4
381,003
Wells Fargo & Co.
15,567,783
1.2
280,604,828
22.5
Health Care : 19.9%
168,389
Abbott Laboratories
16,308,475
1.3
17,746
Amgen, Inc.
4,769,415
0.4
29,419  Becton Dickinson and
Co.
7,605,694
0.6
149,046
(1)
Boston Scientific Corp.
7,869,629
0.6
218,235  Bristol-Myers Squibb
Co.
12,666,359
1.0
56,138
(1)
Centene Corp.
3,866,785
0.3
28,065
Cigna Group
8,028,555
0.6
132,930
CVS Health Corp.
9,281,173
0.7
68,327
Danaher Corp.
16,951,929
1.4
21,337
Elevance Health, Inc.
9,290,557
0.8
37,385  GE HealthCare
Technologies, Inc.
2,543,675
0.2
129,753
Gilead Sciences, Inc.
9,723,690
0.8
16,830
HCA Healthcare, Inc.
4,139,843
0.3
7,339
Humana, Inc.
3,570,570
0.3
250,197
Johnson & Johnson
38,968,183
3.1
8,711
McKesson Corp.
3,787,978
0.3
137,889
Medtronic PLC
10,804,982
0.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
215,177
Merck & Co., Inc.
$ 22,152,472
1.8
34,495
(1)
Moderna, Inc.
3,562,989
0.3
586,591
Pfizer, Inc.
19,457,224
1.6
10,024
(1)
Regeneron
Pharmaceuticals, Inc.
8,249,351
0.7
27,511
Stryker Corp.
7,517,931
0.6
15,379  Thermo Fisher
Scientific, Inc.
7,784,388
0.6
15,344  UnitedHealth Group,
Inc.
7,736,291
0.6
2,268
(1)
Vertex Pharmaceuticals,
Inc.
788,674
0.1
247,426,812
19.9
Industrials : 9.9%
57,074
3M Co.
5,343,268
0.4
6,097  Automatic Data
Processing, Inc.
1,466,816
0.1
50,015
(1)
Boeing Co.
9,586,875
0.8
13,403
Caterpillar, Inc.
3,659,019
0.3
184,871
CSX Corp.
5,684,783
0.5
1,821
Deere & Co.
687,209
0.0
41,340
Eaton Corp. PLC
8,816,995
0.7
59,239
Emerson Electric Co.
5,720,710
0.5
24,070
FedEx Corp.
6,376,625
0.5
25,405  General Dynamics
Corp.
5,613,743
0.4
112,548
General Electric Co.
12,442,181
1.0
60,202  Honeywell International,
Inc.
11,121,718
0.9
5,824
Illinois Tool Works, Inc.
1,341,326
0.1
71,298  Johnson Controls
International PLC
3,793,767
0.3
19,628  L3Harris Technologies,
Inc.
3,417,627
0.3
23,582
Norfolk Southern Corp.
4,644,003
0.4
14,012  Northrop Grumman
Corp.
6,167,942
0.5
151,703  Raytheon Technologies
Corp.
10,918,065
0.9
36,196
Union Pacific Corp.
7,370,592
0.6
54,354  United Parcel Service,
Inc. - Class B
8,472,158
0.7
4,253  Waste Management,
Inc.
648,327
0.0
123,293,749
9.9
Information Technology : 8.8%
71,720
(1)
Advanced Micro
Devices, Inc.
7,374,250
0.6
52,480
Analog Devices, Inc.
9,188,723
0.7
13,583
Applied Materials, Inc.
1,880,566
0.2
425,678
Cisco Systems, Inc.
22,884,449
1.9
433,398
Intel Corp.
15,407,299
1.2
94,328  International Business
Machines Corp.
13,234,218
1.1
736
Lam Research Corp.
461,303
0.0
113,453
Micron Technology, Inc.
7,718,208
0.6
1,368
Motorola Solutions, Inc.
372,424
0.0
92,974
Oracle Corp.
9,847,806
0.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
10,930
(1)
PayPal Holdings, Inc.
$ 638,968
0.1
14,825
Qualcomm, Inc.
1,646,465
0.1
10,970  Roper Technologies,
Inc.
5,312,552
0.4
24,173
(1)
Salesforce, Inc.
4,901,801
0.4
55,789
Texas Instruments, Inc.
8,871,009
0.7
109,740,041
8.8
Materials : 3.1%
23,021  Air Products and
Chemicals, Inc.
6,524,152
0.5
73,440
Dow, Inc.
3,786,566
0.3
5,710
Ecolab, Inc.
967,274
0.1
148,269  Freeport-McMoRan,
Inc.
5,528,951
0.4
46,141
Linde PLC
17,180,601
1.4
82,574
Newmont Corp.
3,051,109
0.3
4,113
Sherwin-Williams Co.
1,049,021
0.1
38,087,674
3.1
Real Estate : 1.6%
40,142
Crown Castle, Inc.
3,694,268
0.3
4,825
Equinix, Inc.
3,504,205
0.3
95,772
Prologis, Inc.
10,746,576
0.9
6,813
Public Storage
1,795,362
0.1
19,740,411
1.6
Utilities : 3.4%
53,456  American Electric
Power Co., Inc.
4,020,960
0.3
86,753
Dominion Energy, Inc.
3,875,256
0.3
80,016
Duke Energy Corp.
7,062,212
0.6
103,164
Exelon Corp.
3,898,568
0.3
210,158
NextEra Energy, Inc.
12,039,952
1.0
65,389
Sempra Energy
4,448,414
0.3
113,118
Southern Co.
7,320,997
0.6
42,666,359
3.4
Total Common Stock
(Cost $1,052,001,127)
1,238,459,087
99.5
EXCHANGE-TRADED FUNDS : 0.2%
33,671  iShares Russell Top 200
Value ETF
2,201,073
0.2
Total Exchange-Traded
Funds
(Cost $2,277,748)
2,201,073
0.2
Total Long-Term
Investments
(Cost $1,054,278,875)
1,240,660,160
99.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
2,015,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $2,015,000) $ 2,015,000 0.2
Total Short-Term
Investments
(Cost $2,015,000)
$ 2,015,000
0.2
Total Investments in
Securities
(Cost $1,056,293,875) $ 1,242,675,160 99.9
Assets in Excess of
Other Liabilities 1,567,388 0.1
Net Assets $ 1,244,242,548 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 1,238,459,087 $ — $ — $ 1,238,459,087
Exchange-Traded Funds 2,201,073 — — 2,201,073
Short-Term Investments 2,015,000 — — 2,015,000
Total Investments, at fair value $ 1,242,675,160 $ — $ — $ 1,242,675,160
Liabilities Table
Other Financial Instruments+
Futures $ (180,612) $ — $ — $ (180,612)
Total Liabilities $ (180,612) $ — $ — $ (180,612)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index
Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 19 12/15/23 $ 4,109,225 $ (180,612)
$ 4,109,225 $ (180,612)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 237,154,947
Gross Unrealized Depreciation (50,773,663)
Net Unrealized Appreciation $ 186,381,284